INCOME TAXES (Aggregate Amount and Per Share Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Aggregate effect	354	14,505	13,851
Earnings Per Share, Basic [Member]
Income Tax Holiday [Line Items]
Ordinary share effect	0.004	0.17	0.17
Earnings Per Share, Diluted [Member]
Income Tax Holiday [Line Items]
Ordinary share effect	0.004	0.15	0.16